FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Sensitivity Analysis Regarding Change in Interest Rates (Details) - Interest Rate Risk [Member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Soles at 50 Basis Points change [Member]
Sensitivity Analysis Changes in Interest Rates [Abstract]
Changes in basis points	0.50%	0.50%
Sensitivity of net profit	S/ 40,037	S/ 45,487
Sensitivity of net economic value	S/ 209,066	S/ 340,772
Soles at 75 Basis Points change [Member]
Sensitivity Analysis Changes in Interest Rates [Abstract]
Changes in basis points	0.75%	0.75%
Sensitivity of net profit	S/ 60,056	S/ 68,231
Sensitivity of net economic value	S/ 313,598	S/ 511,158
Soles at 100 Basis Points Change [Member]
Sensitivity Analysis Changes in Interest Rates [Abstract]
Changes in basis points	1.00%	1.00%
Sensitivity of net profit	S/ 80,075	S/ 90,975
Sensitivity of net economic value	S/ 418,131	S/ 681,544
Soles at 150 Basis Points Change [Member]
Sensitivity Analysis Changes in Interest Rates [Abstract]
Changes in basis points	1.50%	1.50%
Sensitivity of net profit	S/ 120,112	S/ 136,462
Sensitivity of net economic value	S/ 627,197	S/ 1,022,316
U.S. Dollar at 50 Basis Points Change [Member]
Sensitivity Analysis Changes in Interest Rates [Abstract]
Changes in basis points	0.50%	0.50%
Sensitivity of net profit	S/ 102,016	S/ 115,376
Sensitivity of net economic value	S/ 341,233	S/ 413,488
U.S. Dollar at 75 Basis Points Change [Member]
Sensitivity Analysis Changes in Interest Rates [Abstract]
Changes in basis points	0.75%	0.75%
Sensitivity of net profit	S/ 153,023	S/ 173,064
Sensitivity of net economic value	S/ 511,849	S/ 620,232
U.S. Dollar at 100 Basis Points Change [Member]
Sensitivity Analysis Changes in Interest Rates [Abstract]
Changes in basis points	1.00%	1.00%
Sensitivity of net profit	S/ 204,031	S/ 230,752
Sensitivity of net economic value	S/ 682,465	S/ 826,976
U.S. Dollar at 150 Basis Points Change [Member]
Sensitivity Analysis Changes in Interest Rates [Abstract]
Changes in basis points	1.50%	1.50%
Sensitivity of net profit	S/ 306,047	S/ 346,128
Sensitivity of net economic value	S/ 1,023,698	S/ 1,240,463